GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Changes in carrying amount of goodwill
Balance at the beginning of the period	$ 37,348
Goodwill acquired in business acquisitions	5,555
Foreign currency translation adjustments	(44)
Balance at the end of the period	$ 42,859